BUSINESS DIVESTITURES (Details) (Primerica, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2011
Primerica
Noncash or Part Noncash Divestitures
Percentage of ownership sold to public investor through IPO	34.00%
Percentage of ownership sold to private equity firm	22.00%
Percentage of ownership contributed for employees and agent stock-based awards	4.00%
Percentage of ownership retained	40.00%
Percentage of reinsurance	90.00%
After-tax gain (loss) on the sale of business	$ 26	$ (11)